Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Line Items]
Attributable to hedged risk, range minimum	80.00%
Attributable to hedged risk, range maximum	125.00%
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%
Exercise price of stock options	100.00%
Stock options contractual terms in years	10 years
Stock options vesting period in years	4 years
Performance Share Units and Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
Stock options vesting period in years	3 years
Performance Share Units Based on Market Condition [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Stock options vesting period in years	3 years
Performance Share Units Based on Market Condition [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Stock options vesting period in years	1 year